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                                                           Prospectus Supplement

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Morgan Stanley Institutional Fund Trust
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Supplement dated January 18, 2002               The Prospectuses are hereby amended and supplemented
to the Institutional Class and Adviser Class    to reflect changes in the management of the Mid
 Prospectuses dated January 31, 2001 of:        Cap Growth Portfolio, the Mid Cap Growth II
                                                Portfolio, and the Small Cap Growth Portfolio of
Mid Cap Growth Portfolio                        Morgan Stanley Institutional Fund Trust.
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                                                The Adviser's Small/Mid-Cap Growth Team now
Mid Cap Growth II Portfolio                     manages the Mid Cap Growth Portfolio, the Mid Cap
---------------------------                     Growth II Portfolio, and the Small Cap Growth
                                                Portfolio.
Small Cap Growth Portfolio
--------------------------                      Accordingly, the sections beginning with
                                                "Portfolio Managers" in the text boxes on pages
                                                three and five are hereby replaced by the
                                                following:

                                                       Portfolio Management
                                                       The Small/Mid-Cap Growth Team manages the
                                                       Portfolio.  Current members of the team
                                                       include Dennis Lynch, David Chu, David Cohen
                                                       and David Reidinger.

                                                In addition, the section beginning with
                                                "Portfolio Managers" in the text box on page
                                                seven is hereby replaced by the following:

                                                       Portfolio Management
                                                       The Small/Mid-Cap Growth Team manages the
                                                       Portfolio.  Current members of the team
                                                       include Dennis Lynch, David Chu and
                                                       John Roscoe.

                                                In addition, the paragraphs relating to Arden C.
                                                Armstrong and Steven B. Chulik under the section
                                                "Fund Management- Portfolio Managers" are hereby
                                                deleted.

                                                Please retain this supplement for future reference
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